Major Customer And Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Major Customer And Geographic Information [Abstract]
Schedule Of Revenues By Geographic Areas
REVENUES ARE ATTRIBUTED TO GEOGRAPHIC AREAS BASED ON LOCATION OF THE END CUSTOMERS AS FOLLOWS:

	Year ended December 31,
	2015	2014	2013
Europe	$497,559	$460,884	$546,699
North America	838,893	826,815	860,653
Israel	616,611	638,858	705,683
Latin America	325,371	454,502	282,957
Asia Pacific	800,333	528,802	448,133
Other	28,814	48,387	81,026
	$3,107,581	$2,958,248	$2,925,151

Schedule Of Revenues By Areas Of Operations
REVENUES ARE GENERATED BY THE FOLLOWING AREAS OF OPERATIONS:

	Year ended December 31,
	2015	2014	2013
Airborne systems	$1,225,678	$1,197,942	$1,133,101
Land systems	558,658	274,896	309,287
C4ISR systems	995,200	1,118,487	1,071,370
Electro-optic systems	231,939	265,143	313,904
Other (*)	96,106	101,780	97,489
	$3,107,581	$2,958,248	$2,925,151

(*)    Mainly non-defense engineering and production services.

Schedule Of Major Customer Data	MAJOR CUSTOMER DATA AS A PERCENTAGE OF TOTAL REVENUES:

	Year ended December 31,
	2015	2014	2013
IMOD	17%	18%	22%

Schedule Of Long Lived Assets By Geographic Areas	LONG-LIVED ASSETS BY GEOGRAPHIC AREAS:

	Year ended December 31,
	2015	2014	2013
Israel	$946,870	$783,290	$833,466
U.S.	157,835	167,572	180,179
Other	115,330	128,205	137,513
	$1,220,035	$1,079,067	$1,151,158